SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
The intrinsic value of options exercised	$ 42	$ 927	$ 845
The fair value of options exercised	$ 158	$ 819	$ 512